Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Utility deposits	$ 5,571	$ 0
Investment in unconsolidated entity	5,000	0
Prepayments for fixed assets	2,567	0
Collateral for hedging program	2,480	0
Prepaid transaction costs for business combination	0	1,127
Other assets	1,106	61
Total other assets	$ 16,724	$ 1,188	$ 41